INCENTIVE PAYABLES TO MEMBERS (Tables)	12 Months Ended
Dec. 31, 2024
Incentive Payables To Members
SCHEDULE OF INCENTIVE PAYABLES TO MEMBERS
	As of December 31,
	2023	2024
	RMB	RMB

Incentive payables to members	124,889	66,039